Noncontrolling Interests - Narrative (Details) - USD ($) $ in Millions							3 Months Ended			12 Months Ended
	Nov. 12, 2024	Jan. 31, 2024	Jan. 02, 2024	Feb. 28, 2023	Apr. 02, 2021	May 29, 2018	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jan. 31, 2027	Jun. 05, 2024	Nov. 14, 2022	Nov. 12, 2015
Redeemable Noncontrolling Interest [Line Items]
Incremental compensation expense										$ 49.2
Purchase of noncontrolling interest		$ 194.1					$ 0.0		$ 0.6	194.6	$ 36.5	$ 0.0
Noncontrolling interests							34.8	$ 2.2		$ 2.2	$ 1.5
Forecast
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, call period (in days)	30 days
3 Arts Entertainment
Redeemable Noncontrolling Interest [Line Items]
Increase in ownership percentage		25.00%
Noncontrolling interests discount accretion							$ 93.2
3 Arts Entertainment | Forecast
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling owner's right to purchase remaining ownership interest of parent													24.00%
Pilgrim Media Group
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage							12.50%
CP LG Library Holdings, LLC
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners														49.00%
Noncontrolling interests														$ 34.5
Three Arts Entertainment
Redeemable Noncontrolling Interest [Line Items]
Percentage of redeemable non controlling interest ownership percentage			25.00%					25.00%		25.00%	49.00%					37.50%
Recoupable non controlling interest value						$ 38.3
Period of recoupable non controlling interest						5 years
Deferred compensation						$ 38.3
Amortized period of deferred compensation						5 years
Noncontrolling Interest, Increase from Business Combination			$ 194.1							$ 194.1
Percentage of Right to Acquire Non-Cotrolling Interest			24.00%
Incremental compensation expense								$ 49.2		49.2
Three Arts Entertainment | Other Noncurrent Liabilities
Redeemable Noncontrolling Interest [Line Items]
Compensatory portion of non controlling interest								$ 93.2		$ 93.2
Pilgrim Media Group
Redeemable Noncontrolling Interest [Line Items]
Non compensatory non controlling interest																$ 90.1
Percentage of redeemable non controlling interest ownership percentage					25.00%										25.00%
Exercisable fair value period of redeemable non controlling interest					30 days
Payment on exercised of non controlling interest				$ 36.5
Carrying value of non controlling interest				55.1
Reduction in parent net investment				$ 18.6